Note 32 - Capital Base and Capital Management - Corporate Operations (Details) - 12 months ended Dec. 31, 2017 € in Millions, $ in Millions	EUR (€)	USD ($)
Percentage Of Voting Equity Interests Acquired Line Items
Negative charge in the income statements due to the unrealized losses from its shares in Telefonica	€ 1,123
First issue of new perpetual securities eventually convertible into shares classified as additional TIER 1 equity instruments	€ 500
Second issue of new perpetual securities eventually convertible into shares classified as additional TIER 1 equity instruments | $		$ 1,000
Total phased in capital ratio	15.5%
CET 1 ratio in BBVA, S.A.	11.125%
Decrease in Risk weighted assets	7%
Effect of the acquisition of an additional stake in Garanti and the sale of stake in CNCB	negative impact on the ratio of -13 basis points
Garanti Group
Percentage Of Voting Equity Interests Acquired Line Items
Subordinated Debt | $		$ 750
BBVA, S.A. [Member]
Percentage Of Voting Equity Interests Acquired Line Items
Subordinated Debt	€ 1,500
Acquisitions [Member] | Garanti Group
Percentage Of Voting Equity Interests Acquired Line Items
Percentage Voting Equity Interests Acquired	9.95%
Divestments [Member] | CNCB [Member]
Percentage Of Voting Equity Interests Acquired Line Items
Percentage Voting Equity Interests Acquired	1.7%